Condensed Consolidated Statements of Shareholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Obligation to issue shares [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 31, 2019	$ 18,587,118	$ 3,535,553	$ 39,722	$ 475,981	$ (23,907,404)	$ (1,269,030)
Beginning balance, shares at Oct. 31, 2019	278,939,075
Shares issued pursuant to private placements [note 13[b]]	$ 416,719		(39,722)			376,997
Shares issued pursuant to private placements [note 13[b]], shares	3,643,791
Shares issued on warrants exercised [notes 12[f] and 13[b]]	$ 2,313,284					2,313,284
Shares issued on warrants exercised [notes 12[f] and 13[b]], shares	40,336,661
Shares issued on options exercised [note 13[b]]	$ 46,176	(19,775)				26,401
Shares issued on options exercised [note 13[b]], shares	500,000
Share issue costs [note 13[b]]	$ (41,275)					(41,275)
Stock-based compensation [note 13[d]]		666,259				666,259
Share subscriptions [note 13[f]]			596,872			596,872
Foreign currency translation				(76,806)		(76,806)
Net loss for the period					(4,672,605)	(4,672,605)
Ending balance, value at Oct. 31, 2020	$ 21,322,022	4,182,037	596,872	399,175	(28,580,009)	(2,079,903)
Ending balance, shares at Oct. 31, 2020	323,419,527
Shares issued pursuant to private placements [note 13[b]]	$ 2,621,314		(596,872)			2,024,442
Shares issued pursuant to private placements [note 13[b]], shares	25,724,955
Shares issued on warrants exercised [notes 12[f] and 13[b]]	$ 16,113					16,113
Shares issued on warrants exercised [notes 12[f] and 13[b]], shares	400,000
Shares issued on options exercised [note 13[b]]	$ 4,002					4,002
Shares issued on options exercised [note 13[b]], shares	100,000
Share issue costs [note 13[b]]	$ (194,584)					(194,584)
Share subscriptions [note 13[f]]			45,446			45,446
Foreign currency translation				(191,049)		(191,049)
Net loss for the period					(2,554,388)	(2,554,388)
Ending balance, value at Apr. 30, 2021	$ 23,768,867	4,182,037	45,446	208,126	(31,134,397)	(2,929,921)
Ending balance, shares at Apr. 30, 2021	349,644,482
Beginning balance, value at Oct. 31, 2020	$ 21,322,022	4,182,037	596,872	399,175	(28,580,009)	(2,079,903)
Beginning balance, shares at Oct. 31, 2020	323,419,527
Shares issued pursuant to private placements [note 13[b]]	$ 7,438,041		(596,872)			6,841,169
Shares issued pursuant to private placements [note 13[b]], shares	56,979,482
Shares issued on warrants exercised [notes 12[f] and 13[b]]	$ 891,811	(4,291)				887,520
Shares issued on warrants exercised [notes 12[f] and 13[b]], shares	7,014,969
Shares issued on options exercised [note 13[b]]	$ 262,666	(121,932)				140,734
Shares issued on options exercised [note 13[b]], shares	2,630,000
Shares issued upon conversion of convertible debenture [notes 12[b], 12[c] and 13[b]]	$ 162,829					162,829
Shares issued upon conversion of convertible debenture [notes 12[b], 12[c] and 13[b]], shares	1,360,959
Shares issued for equipment [note 14[b]]	$ 305,832					305,832
Shares issued for equipment [note 14[b]], shares	1,538,461
Share issue costs [note 13[b]]	$ (541,034)					(541,034)
Stock-based compensation [note 13[d]]		11,051,124				11,051,124
Beneficial conversion feature on convertible debentures [note 12[d]]		79,542				79,542
Share subscriptions [note 13[f]]			209,827			209,827
Foreign currency translation				(278,066)		(278,066)
Net loss for the period					(23,549,612)	(23,549,612)
Ending balance, value at Oct. 31, 2021	$ 29,842,167	15,186,480	209,827	121,109	(52,129,621)	(6,770,038)
Ending balance, shares at Oct. 31, 2021	392,943,398
Shares issued pursuant to private placements [note 13[b]]	$ 756,524		(209,827)			546,697
Shares issued pursuant to private placements [note 13[b]], shares	1,375,499
Shares issued on warrants exercised [notes 12[f] and 13[b]]	$ 7,794,624					7,794,624
Shares issued on warrants exercised [notes 12[f] and 13[b]], shares	23,701,146
Shares issued on options exercised [note 13[b]]	$ 51,918	(22,203)				29,715
Shares issued on options exercised [note 13[b]], shares	750,000
Shares issued upon conversion of convertible debenture [notes 12[b], 12[c] and 13[b]]	$ 688,178					688,178
Shares issued upon conversion of convertible debenture [notes 12[b], 12[c] and 13[b]], shares	6,933,333
Share issue costs [note 13[b]]	$ (36,461)					(36,461)
Stock-based compensation [note 13[d]]		433,829				433,829
Beneficial conversion feature on convertible debentures [note 12[d]]		240,000				240,000
Share subscriptions [note 13[f]]			388,701			388,701
Foreign currency translation				213,963		213,963
Net loss for the period					(13,765,286)	(13,765,286)
Shares issued for finder’s fees [note 13[b]]
Shares issued for finder's fees [note 13[b]], shares	9,163,425
Effects of change in functional currency on convertible debentures [note 12[e]]		7,370,158				7,370,158
Effects of change in functional currency on broker warrants [note 12[f]]		(4,198)				(4,198)
Ending balance, value at Apr. 30, 2022	$ 39,096,950	$ 23,204,066	$ 388,701	$ 335,072	$ (65,894,907)	$ (2,870,118)
Ending balance, shares at Apr. 30, 2022	434,866,801